Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 01, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Accrued liabilities under Management Services Agreement					$ 250	$ 250
Termination fee and management advisory fees	4,500
Reimbursement cost under Management Services Agreement			18	62	77	167	102
Receivable from stockholder under KPS Reimbursement Obligation					4,875	2,451
Distribution to stockholder		160,000		160,000	160,000		42,500
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses under Management Services Agreement			$ 4,750	$ 500	$ 1,000	$ 1,000	$ 1,000
Halkos [Member]
Related Party Transaction [Line Items]
Outstanding shares of holdings			61.50%